Concentrations of Risk - Schedule of Concentrations of Risk (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customers B [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 100,953
Concentration risk percentage
Customers L [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 473,441
Customer Concentration Risk [Member] | Customers A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 384,429
Concentration risk percentage	16.80%
Customer Concentration Risk [Member] | Customers A [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 126,177
Concentration risk percentage	34.50%
Customer Concentration Risk [Member] | Customers B [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 302,718
Concentration risk percentage	13.20%	1.90%
Customer Concentration Risk [Member] | Customers B [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration risk percentage	27.60%
Customer Concentration Risk [Member] | Customers C [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 244,501
Concentration risk percentage	10.70%
Customer Concentration Risk [Member] | Customers C [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 119,717
Concentration risk percentage	32.80%
Customer Concentration Risk [Member] | Customers D [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 226,582
Concentration risk percentage	9.90%
Customer Concentration Risk [Member] | Customers E [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 225,013
Concentration risk percentage	9.80%
Customer Concentration Risk [Member] | Customers F [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 138,615	$ 258,869
Concentration risk percentage	6.10%	7.90%
Customer Concentration Risk [Member] | Customers F [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 108,656
Concentration risk percentage		12.90%
Customer Concentration Risk [Member] | Customers G [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 1,073,816	$ 709,361
Concentration risk percentage		32.90%	16.20%
Customer Concentration Risk [Member] | Customers H [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 205	$ 320,800
Concentration risk percentage		9.80%
Customer Concentration Risk [Member] | Customers I [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 216,347	$ 301,208
Concentration risk percentage		6.60%	6.90%
Customer Concentration Risk [Member] | Customers I [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 186,533
Concentration risk percentage		22.20%
Customer Concentration Risk [Member] | Customers J [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 66,658	$ 191,723
Concentration risk percentage	2.90%	5.90%
Customer Concentration Risk [Member] | Customers K [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 582,828
Concentration risk percentage			13.30%
Customer Concentration Risk [Member] | Customers L [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount
Concentration risk percentage			10.80%
Customer Concentration Risk [Member] | Customers M [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 448,139
Concentration risk percentage			10.20%
Customer Concentration Risk [Member] | Customers N [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 7,577
Concentration risk percentage	2.10%
Customer Concentration Risk [Member] | Customers O [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 2,893	$ 129,622
Concentration risk percentage	0.80%	15.40%
Customer Concentration Risk [Member] | Customers P [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 152,735
Concentration risk percentage		18.20%
Customer Concentration Risk [Member] | Customers Q [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 114,723
Concentration risk percentage		13.60%
Supplier Concentration Risk [Member] | Suppliers I [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 275,507
Concentration risk percentage	16.80%
Supplier Concentration Risk [Member] | Suppliers II [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 123,993		$ 240,744
Concentration risk percentage	7.50%		10.00%
Supplier Concentration Risk [Member] | Suppliers II [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 128,934		$ 53,890
Concentration risk percentage	25.80%		15.60%
Supplier Concentration Risk [Member] | Suppliers III[Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 97,193	$ 167,598
Concentration risk percentage	5.90%	7.90%
Supplier Concentration Risk [Member] | Suppliers III[Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 23,061		$ 49,930
Concentration risk percentage	4.60%		14.40%
Supplier Concentration Risk [Member] | Suppliers IV [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 96,671
Concentration risk percentage	5.90%
Supplier Concentration Risk [Member] | Suppliers IV [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 36,671
Concentration risk percentage	7.30%
Supplier Concentration Risk [Member] | Suppliers V [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 58,821
Concentration risk percentage	3.60%
Supplier Concentration Risk [Member] | Suppliers VI [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 388,809
Concentration risk percentage		18.20%
Supplier Concentration Risk [Member] | Suppliers VII [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 111,761
Concentration risk percentage		5.20%
Supplier Concentration Risk [Member] | Suppliers VIII [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 98,219
Concentration risk percentage		4.60%
Supplier Concentration Risk [Member] | Suppliers IX [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount
Concentration risk percentage
Supplier Concentration Risk [Member] | Suppliers X [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 129,145
Concentration risk percentage			5.40%
Supplier Concentration Risk [Member] | Suppliers XI [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 125,484
Concentration risk percentage			5.20%
Supplier Concentration Risk [Member] | Suppliers XII [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 42,349
Concentration risk percentage	8.50%
Supplier Concentration Risk [Member] | Suppliers XIII [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 41,599
Concentration risk percentage	8.30%
Supplier Concentration Risk [Member] | Suppliers XIV [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 38,655
Concentration risk percentage	7.70%
Supplier Concentration Risk [Member] | Suppliers XV [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 34,189
Concentration risk percentage			9.90%
Supplier Concentration Risk [Member] | Suppliers XVII [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 8,482		$ 23,030
Concentration risk percentage	1.70%		6.70%
Supplier Concentration Risk [Member] | Supplier XVI [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 26,039
Concentration risk percentage			7.50%